Grandeur Peak International Opportunities Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.03%
Australia — 6.19%
IPD Group Ltd/Australia(a)	510,250	$1,735,446
MA Financial Group Ltd(a)	442,352	1,778,628
Navigator Global Investments Limited(a)	750,081	1,225,398
Pinnacle Investment Management Group(a)	348,137	3,917,491
Qualitas Ltd(a),(b)	838,725	1,789,548
		10,446,511
Belgium — 2.85%
Melexis NV	50,185	3,953,900
X-Fab Silicon Foundries S.E. 144A(a),(b),(c)	114,285	854,929
		4,808,829

Canada — 5.07%
5N Plus, Inc.(a)	85,300	1,982,546
Aritzia Inc(a)	25,801	2,570,952
Descartes Systems Group, Inc. (The)(a)	18,700	1,404,464
Richelieu Hardware, Ltd.	18,736	473,957
TerraVest Industries, Inc.	26,071	2,124,521
		8,556,440
China — 2.79%
Centre Testing Int(a)	787,300	1,676,247
Silergy Corp(a)	237,496	3,036,432
		4,712,679
France — 2.32%
Exosens S.A.S(a)	13,322	879,015
Virbac S.A.	7,818	3,043,690
		3,922,705
Germany — 4.37%
ARENIT Industrie GmbH(a)	137,806	1,490,749
Atoss Software AG	14,733	1,430,982
Dermapharm Holding SE	15,198	718,789
Elmos Semiconductor AG	12,527	2,109,750
Friedrich Vorwerrk Group SE(a)	10,794	816,803
Gabler Group A.G.(a)	18,638	816,985
		7,384,058
India — 5.98%
Action Construction Equipment Ltd. (a)	114,478	1,284,313
Anant Raj Ltd.	256,653	1,680,050
Gulf Oil Lubricants India Ltd. (a)	138,651	1,554,054
Motherson Sumi Wiring India Lt	2,083,323	886,815
SJS Enterprises Ltd	118,768	2,977,485
Supriya Lifescience Ltd(a)	188,647	1,714,401
		10,097,118
Indonesia — 0.52%
Cisarua Mountain Dairy PT TBK(a)	3,456,700	882,105

Italy — 2.62%
Interpump Group SpA	110,316	4,420,784

Japan — 15.69%
AZOOM Co Ltd(a)	37,400	1,093,760
Charm Care Corp KK	117,200	999,167
Integral Corp	57,200	1,053,277
Japan Elevator Service Holdings Company Ltd.	333,300	3,545,054
	Shares	Fair Value
COMMON STOCKS — 98.03% (continued)
Japan — 15.69% (continued)
Kandenko Company Ltd.	18,900	$637,389
Kinden Corp	24,900	1,109,114
Kitz Corp	143,400	1,981,994
Kotobuki Spirits Co Ltd(a)	108,200	1,728,639
Lifedrink Co., Inc. (a)	89,200	810,333
Mani, Inc. (a)	191,600	1,820,027
Maruwa Company Ltd. (a)	6,100	2,128,464
Monotaro Company, Ltd.	96,100	1,209,302
Next Generation Technology Group, Inc.(a)	18,000	1,872,679
Seiwa Holdings Company Ltd.(a)	94,900	846,017
Senshu Electric Company Ltd. (a)	23,000	879,986
Sinfonia Technology Company Ltd. (a)	11,000	921,199
Tokyo Seimitsu Company Limited	14,500	1,563,205
Tomoe Engineering Company Ltd. (a)	72,600	883,480
Totech Corp	57,800	1,405,301
		26,488,387
Luxembourg — 0.95%
Eurofins Scientific S.E. (a)	20,434	1,606,623

Mexico — 1.99%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR - ADR	49,838	1,718,913
Regional SAB de CV(a)	199,500	1,641,395
		3,360,308
Netherlands — 0.76%
IMCD N.V. (a)	11,693	1,278,420

New Zealand — 0.57%
Skellerup Holdings Ltd. (a)	235,775	965,608

Philippines — 0.81%
Philippine Seven Corp	1,669,600	924,525
Puregold Price Club, Inc. (a)	669,400	448,308
		1,372,833
Saudi Arabia — 0.98%
Rasan Information Technology Company(a)	47,860	1,659,133

South Korea — 6.44%
D’Alba Global Company Ltd. (a)	16,850	2,580,541
Global Tax Free Company Ltd.(a)	486,783	1,598,941
HD Hyundai Marine Solution Co	12,020	1,532,643
Park Systems Corp(a)	5,573	984,800
Protec Company Ltd. (a)	16,137	645,234
Pumtech Korea Company Ltd. (a)	44,360	1,417,135
Sanil Electric Company Ltd. (a)	12,472	1,237,650
SEMCNS Company Ltd.(a)	115,700	880,348
		10,877,292
Sweden — 8.43%
AddLife A.B.	64,772	1,099,329
AddTech A.B. (a)	39,643	1,443,093
Asker Healthcare Group AB	298,949	2,543,205
Bergman & Beving A.B.(a)	29,072	836,613
BoneSupport Holding AB 144A(a),(b),(c)	47,905	1,107,892
INVISIO A.B. (a)	38,393	837,909
Lagercrantz Group AB(a)	63,329	1,489,875
Swedish Logistic(a)	420,105	1,623,696

Grandeur Peak International Opportunities Fund	Portfolio of Investments
July 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.03% (continued)
Sweden — 8.43% (continued)
Vimian Group AB(a)	907,794	$3,241,645
		14,223,257
Switzerland — 0.61%
R&S Group Holding A.G. 144A(b),(c)	39,794	1,029,838

Taiwan — 8.46%
Acter Company LTD(a)	27,000	773,148
Airtac International Group	74,000	3,035,322
Asia Vital Components Co., Ltd. (a)	35,000	2,513,698
ASPEED Technology, Inc.	2,200	989,227
AURAS Technology Co. Ltd. (a)	30,000	837,693
Jentech Precision Industrial Co., Ltd.	13,000	1,386,404
P-Duke Technology Company Ltd. (a)	264,000	968,455
Sinbon Electronics Co., Limited(a)	139,000	1,273,690
Sporton International, Inc.	420,338	2,504,878
		14,282,515
United Arab Emirates — 0.53%
Spinneys 1961 Holding PLC(a)	2,571,099	888,903

United Kingdom — 17.53%
Cohort plc(a)	76,231	1,259,558
CVS Group plc(a)	142,900	2,411,197
Diploma plc	49,781	4,911,010
discoverIE Group plc	111,668	1,166,344
Hill & Smith Holdings plc	43,574	1,673,664
Marex Group Ltd. (a)	39,078	2,536,944
Renew Holdings PLC	224,832	2,717,983
Rosebank Industries plc(a)	1,081,899	4,899,165
Softcat PLC(a)	49,173	1,279,028
Volution Group PLC(a)	808,566	6,745,315
		29,600,208
Vietnam — 1.57%
Asia Commercial Bank JSC	2,044,968	1,703,103
Vietnam Technological & Comm Joint- stock Bank	863,246	950,372
		2,653,475
Total Common Stocks (Cost $123,288,498)		165,518,029

Total Common Stocks/ Investments — 98.03%
(Cost $123,288,498)		165,518,029

Other Assets in Excess of Liabilities — 1.97%		3,323,533

NET ASSETS — 100.00%		$168,841,562

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $4,782,207, representing 2.83% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $2,992,659, representing 1.77% of net assets.